UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02514

Voya Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth and Income Portfolio

The schedules are not audited.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 7.9%
737,892		Activision Blizzard, Inc.	$61,385,235	1.8
115,497	(1)	Alphabet, Inc. - Class A	139,414,119	4.1
1,252,829		Verizon Communications, Inc.	66,888,540	2.0
			267,687,894	7.9

		Consumer Discretionary: 11.1%
35,121	(1)	Amazon.com, Inc.	70,347,363	2.1
227,635		Delphi Technologies PLC	19,098,577	0.6
286,150		Hasbro, Inc.	30,080,088	0.9
691,728		Lowe's Cos, Inc.	79,424,209	2.3
291,887		McDonald's Corp.	48,829,776	1.4
532,305		Ralph Lauren Corp.	73,218,553	2.2
1,060,427		Tapestry, Inc.	53,307,665	1.6
			374,306,231	11.1

		Consumer Staples: 6.8%
832,060		Altria Group, Inc.	50,181,539	1.5
1,076,716		Coca-Cola Co.	49,733,512	1.5
1,196,212		Mondelez International, Inc.	51,389,267	1.5
844,860		Walmart, Inc.	79,340,803	2.3
			230,645,121	6.8

		Energy: 4.9%
1,369,945		Canadian Natural Resources Ltd.	44,742,404	1.3
690,876		Occidental Petroleum Corp.	56,769,281	1.7
956,674		Royal Dutch Shell PLC - Class A ADR	65,187,766	1.9
			166,699,451	4.9

		Financials: 13.4%
1,625,883		Bank of America Corp.	47,898,513	1.4
581,387		Discover Financial Services	44,447,036	1.3
772,287		Hartford Financial Services Group, Inc.	38,583,459	1.1
678,011		Intercontinental Exchange, Inc.	50,776,244	1.5
698,435		JPMorgan Chase & Co.	78,811,405	2.3
2,143,562		Keycorp	42,635,448	1.3
823,092		Lazard Ltd.	39,615,418	1.2
186,117		Moody's Corp.	31,118,762	0.9
277,548		Reinsurance Group of America, Inc.	40,122,339	1.2
777,026		US Bancorp	41,034,743	1.2
			455,043,367	13.4

		Health Care: 15.1%
1,523,628	(1)	Boston Scientific Corp.	58,659,678	1.7
668,837		Gilead Sciences, Inc.	51,640,905	1.5
605,673		Johnson & Johnson	83,685,838	2.5
1,421,543		Merck & Co., Inc.	100,844,261	3.0
2,670,256		Pfizer, Inc.	117,678,182	3.5
374,904		UnitedHealth Group, Inc.	99,739,460	2.9
			512,248,324	15.1

		Industrials: 9.1%
264,486		Deere & Co.	39,760,180	1.2
578,851		Emerson Electric Co.	44,328,410	1.3
251,200		General Dynamics Corp.	51,425,664	1.5
393,564		Hubbell, Inc.	52,568,343	1.6
261,936		Roper Technologies, Inc.	77,588,063	2.3
249,790		Union Pacific Corp.	40,673,306	1.2
			306,343,966	9.1

		Information Technology: 22.0%
165,453	(1)	Adobe Systems, Inc.	44,664,037	1.3
866,342		Apple, Inc.	195,568,043	5.8
1,165,169		Cisco Systems, Inc.	56,685,472	1.7
421,650		Fidelity National Information Services, Inc.	45,989,365	1.3
312,572		Lam Research Corp.	47,417,172	1.4
1,634,942		Microsoft Corp.	186,988,317	5.5
384,111		Motorola Solutions, Inc.	49,988,206	1.5
615,867		NetApp, Inc.	52,896,817	1.6
594,723		Texas Instruments, Inc.	63,807,831	1.9
			744,005,260	22.0

		Materials: 3.5%
210,497		Air Products & Chemicals, Inc.	35,163,524	1.0
845,783	(2)	BHP Billiton Ltd. ADR	42,153,824	1.3
624,706		DowDuPont, Inc.	40,174,843	1.2
			117,492,191	3.5

		Real Estate: 2.2%
335,497		Crown Castle International Corp.	37,350,881	1.1
358,267		Mid-America Apartment Communities, Inc.	35,891,188	1.1
			73,242,069	2.2

		Utilities: 2.6%
708,314		Ameren Corp.	44,779,611	1.3
251,506		NextEra Energy, Inc.	42,152,406	1.3
			86,932,017	2.6

	Total Common Stock
	(Cost $2,486,173,578)		3,334,645,891	98.6

Principal Amount†			Value	Percentage of Net Assets
OTHER(3): –%
		Utilities: –%
20,000,000	(3),(4)	Mirant Corp. (Escrow), 0.000%, 06/15/2021	–	–

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
OTHER(3): (continued)
		Utilities: (continued)
10,000,000	(4),(5)	Southern Energy (Escrow), 0.000%, 07/15/2049	$–	–

		Total other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $2,486,173,578)	3,334,645,891	98.6

SHORT-TERM INVESTMENTS: 1.9%
		Securities Lending Collateral(6): 1.1%
8,669,003		Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $8,670,606, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $8,842,389, due 07/31/20-05/15/28)	8,669,003	0.3
8,669,003		Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $8,670,756, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $8,842,385, due 11/15/42-08/15/44)	8,669,003	0.3
8,669,003		National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $8,670,620, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $8,842,389, due 11/29/18-09/09/49)	8,669,003	0.3
1,822,624		Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,822,964, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,859,076, due 09/30/18-08/20/68)	1,822,624	0.0
8,669,003		State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $8,670,791, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,843,619, due 04/15/20-02/15/48)	8,669,003	0.2
			36,498,636	1.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.8%
27,454,000	(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
		(Cost $27,454,000)	27,454,000	0.8

		Total Short-Term Investments
		(Cost $63,952,636)	63,952,636	1.9

		Total Investments in Securities (Cost $2,550,126,214)	$3,398,598,527	100.5
		Liabilities in Excess of Other Assets	(16,359,890)	(0.5)
		Net Assets	$3,382,238,637	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2018, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$3,334,645,891	$–	$–	$3,334,645,891
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	27,454,000	36,498,636	–	63,952,636
Total Investments, at fair value	$3,362,099,891	$36,498,636	$–	$3,398,598,527

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Mirant Corp. (Escrow)	11/30/2005	$–	$–
Southern Energy (Escrow)	11/30/2005	–	–
		$–	$–

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,562,575,737.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$881,759,563
Gross Unrealized Depreciation	(45,736,773)

Net Unrealized Appreciation	$836,022,790

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Funds

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Chief Executive Officer

Date:	November 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2018